UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10041

 NAME OF REGISTRANT:                     JNL Investors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1 Corporate Way
                                         Lansing, MI 48951

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Richard J. Gorman
                                         Jackson National Asset Management,
                                         LLC
                                         225 West Wacker Drive, Suite
                                         1200
                                         Chicago, IL 60606

 REGISTRANT'S TELEPHONE NUMBER:          312-338-5800

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

JNL Government Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


JNL Securities Lending Collateral Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


JNL/PPM America Low Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         JNL Investors Series Trust
By (Signature)       /s/ Mark D. Nerud
Name                 Mark D. Nerud
Title                President
Date                 08/24/2020